Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Initial Public Offering
NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant
 to the Initial Public Offering, the Company sold
20,010,000
Units at a price of $
10.00
per Unit.
Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one
Class A ordinary share at a price of $
11.50
per share, subject to adjustment (see Note 7).

NOTE 4 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold
20,010,000
Unit
s
at a price of $
10.00
per Unit.
Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”).
Each
whole Public Warrant entitles the holder to purchase
one
Class A ordinary share at a price of $
11.50
per share, subject to adjustment (see Note 7).